SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN DOMESTIC EQUITY FUNDS I

EVERGREEN DOMESTIC EQUITY FUNDS II

EVERGREEN SECTOR FUNDS

Evergreen Equity Index Fund, Evergreen Strategic Value Fund, Evergreen Utility & Telecommunications Fund (collectively, the “Funds”)

Effective January 1, 2006 the dividend payment schedule for the Funds listed will change from monthly to quarterly.

Evergreen Special Equity Fund, Evergreen Strategic Growth Fund (collectively, the “Funds”)

Effective January 1, 2006 the dividend payment schedule for the Funds listed will change from monthly to annually.

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September 9, 2005          574521(9/05)